SHARE CAPITAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 08, 2020	Feb. 19, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price					$ 12
Procceds from Initial public offering, net of issuance costs			$ 26,306
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares and warrants throught public offering, net of issuance costs, shares		2,091,907
Per share price
Warrants granted to purchase ordinary shares		1,673,525
Expected term		3 years
Exercise price		$ 14
Procceds from Initial public offering, net of issuance costs		$ 21,300
Warrants [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares and warrants throught public offering, net of issuance costs, shares	454,628
Warrants granted to purchase ordinary shares	363,702
Procceds from Initial public offering, net of issuance costs	$ 5,000
Net proceeds	$ 5,000